FINANCE EXPENSE	12 Months Ended
Jun. 30, 2026
Finance Expense [Abstract]
FINANCE EXPENSE	FINANCE EXPENSE

ACCOUNTING POLICY
Finance expenses comprise interest payable on financial instruments measured at amortised cost calculated using the effective interest method, unwinding of the provision for environmental rehabilitation, the discount recognised on payments made under protest, interest on lease liabilities and foreign exchange losses.

Amounts in R million	Note	2026	2025	2024

Interest on financial liabilities measured at amortised cost#		(1.1)	(1.5)	(1.5)
Unwinding of provision for environmental rehabilitation	10	(51.0)	(58.6)	(56.3)
Discount recognised on payments made under protest	24	(37.8)	(3.3)	(14.0)
Interest on lease liabilities#		(1.7)	(2.3)	(3.0)
Realised foreign exchange loss		(0.2)	—	(1.6)
Other finance expenses#		(8.2)	(7.7)	—
		(100.0)	(73.4)	(76.4)
Cash interest paid consists of items denoted above (#).